Capital (Tables)	12 Months Ended
Dec. 31, 2019
Asset management operations
Group objectives, policies and processes for managing capital
Reconciliation of regulatory and other surplus

	2019 $m				2018 $m
	Eastspring			Total asset	Total asset
Regulatory and other surplus	Investments	US	M&G	management	management
Balance at 1 January	374	51	846	1,271	1,185
Demerger of UK and Europe operations			(846)	(846)	—
Gains during the year	214	24	—	238	701
Movement in capital requirement	(32)	—	—	(32)	(7)
Capital injection	20	(30)	—	(10)	135
Distributions made to the parent company	(173)	(40)	—	(213)	(531)
Exchange and other movements	(27)	1	—	(26)	(212)
Balance at 31 December	376	6	—	382	1,271